PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)
1
Voya Target
Retirement 2040 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 30.1%
75,413  iShares Core S&P Mid-
Cap ETF
$ 5,391,276
4.0
33,001  iShares Core U.S.
Aggregate Bond ETF
3,346,302
2.5
112,566  SPDR Portfolio High
Yield Bond ETF
2,667,814
2.0
294,193  Vanguard FTSE
Developed Markets
ETF
20,664,116
15.2
80,452  Vanguard FTSE
Emerging Markets ETF
4,674,261
3.4
70,005  Vanguard Long-Term
Treasury ETF
4,049,089
3.0
Total Exchange-Traded
Funds
(Cost $33,232,397)
40,792,858
30.1
MUTUAL FUNDS : 69.5%
Affiliated Investment Companies : 24.1%
1,650,676  Voya Intermediate
Bond Fund - Class R6
14,790,053
10.9
114,633  Voya MI Dynamic
Small Cap Fund
- Class R6
1,686,245
1.3
874,103  Voya Multi-Manager
International Equity
Fund - Class I
10,961,250
8.1
20,423  Voya Small Cap
Growth Fund - Class
R6
999,730
0.7
254,246  Voya VACS Series
EME Fund
4,154,384
3.1
32,591,662
24.1
Unaffiliated Investment Companies : 45.4%
256,951  Fidelity 500 Index
Fund
61,496,021
45.4
Total Mutual Funds
(Cost $84,151,326)
94,087,683
69.5
Total Long-Term
Investments
(Cost $117,383,723)
134,880,541
99.6
Total Investments in
Securities
(Cost $117,383,723) $ 134,880,541 99.6
Assets in Excess of
Other Liabilities 529,860 0.4
Net Assets $ 135,410,401 100.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
2
Voya Target
Retirement 2040 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 40,792,858 $ — $ — $ 40,792,858
Mutual Funds 94,087,683 — — 94,087,683
Total Investments, at fair value $ 134,880,541 $ — $ — $ 134,880,541
Other Financial Instruments+
Futures 12,363 — — 12,363
Total Assets $ 134,892,904 $ — $ — $ 134,892,904
Liabilities Table
Other Financial Instruments+
Futures $ (1,428) $ — $ — $ (1,428)
Total Liabilities $ (1,428) $ — $ — $ (1,428)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 12,842,404 $ 5,438,218 $ (3,783,763) $ 293,194 $ 14,790,053 $ 511,152 $ 171,260 $ —
Voya MI Dynamic Small Cap Fund
- Class R6
— 2,035,307 (358,809) 9,747 1,686,245 10,948 27,315 167,570
Voya Multi-Manager International
Equity Fund - Class I
9,761,072 7,630,199 (6,184,889) (245,132) 10,961,250 236,955 1,038,803 894,633
Voya Small Cap Growth Fund -
Class R6
— 1,155,180 (293,570) 138,120 999,730 — 57,351 56,713
Voya VACS Series EME Fund
3,629,184 1,474,293 (1,778,402) 829,309 4,154,384 262,745 699,976 151,323
$ 26,232,660 $ 17,733,197 $ (12,399,433) $ 1,025,238 $ 32,591,662 $ 1,021,800 $ 1,994,705 $ 1,270,239
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
At February 28, 2026, the following futures contracts were outstanding for Voya Target Retirement 2040 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 30 06/30/26 $ 3,304,219 $ 12,363
$ 3,304,219 $ 12,363
Short Contracts:
3-month SOFR (14) 09/15/26 (3,378,725) (1,428)
$ (3,378,725) $ (1,428)

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
3
Voya Target
Retirement 2040 Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 17,496,818
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 17,496,818